Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2020
Disclosure of unconsolidated structured entities [Abstract]
Interests in unconsolidated structured entities

46.	Interests in unconsolidated structured entities

(a)	The nature and extent of interests in unconsolidated structured entities

The Group involved in assets-backed securitization, structured financing, beneficiary certificates (primarily investment funds) and other structured entities and characteristics of these structured entities are as follows:

Description
Assets-backed securitization	Securitization vehicles are established to buy assets from originators and issue asset-backed securities in order to facilitate the originators’ funding activities and enhance their financial soundness. The Group is involved in the securitization vehicles by purchasing (or committing to purchase) the asset-backed securities issued and/or providing other forms of credit enhancement.

The Group does not consolidate a securitization vehicle if (i) the Group is unable to make or approve decisions as to the modification of the terms and conditions of the securities issued by such vehicle or disposal of such vehicles’ assets, (ii) (even if the Group is so able) if the Group does not have the exclusive or primary power to do so, or (iii) if the Group does not have exposure, or right, to a significant amount of variable returns from such entity due to the purchase (or commitment to purchase) of asset-backed securities so issued or subordinated obligations or by providing other forms of credit support.

Structured financing	Structured entities for project financing are established to raise funds and invest in a specific project such as M&A (mergers and acquisitions), BTL (build-transfer-lease), shipping finance, etc. The Group is involved in the structured entities by originating loans, investing in equity, or providing credit enhancement.

Investment fund	Investment fund means an investment trust, a PEF (private equity fund) or a partnership which invests in a group of assets such as stocks or bonds by issuing a type of beneficiary certificates to raise funds from the general public, and distributes its income and capital gains to their investors. The Group manages assets by investing in shares of investment fund or playing a role of an operator or a GP (general partner) of investment fund, on behalf of other investors.

The size of unconsolidated structured entities as of December 31, 2019 and 2020 are as follows:

	2019		2020
Total assets:
Asset-backed securitization	~~W~~	208,441,947	253,958,036
Structured financing		195,374,046	257,475,395
Investment fund		215,371,530	203,863,889

	~~W~~	619,187,523	715,297,320

(b)	Nature of risks

i) The carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities as of December 31, 2019 and 2020 are as follows:

	2019
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets:
Loans measured at fair value through profit or loss	~~W~~	10,646	69,727	—	80,373
Loan at amortized cost		785,134	10,207,866	664,024	11,657,024
Securities at fair value through profit or loss		3,705,565	70,407	9,378,374	13,154,346
Derivate assets		21,494	1,027	—	22,521
Securities at fair value through other comprehensive income		2,144,846	188,429	—	2,333,275
Securities at amortized cost		4,894,942	—	—	4,894,942
Other assets		3,244	14,776	58,948	76,968

	~~W~~	11,565,871	10,552,232	10,101,346	32,219,449

Liabilities:
Other liabilities	~~W~~	682	10,457	—	11,139

	2020
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets:
Loans measured at fair value through profit or loss	~~W~~	10,007	396,006	—	406,013
Loan at amortized cost		882,708	11,631,322	80,166	12,594,196
Securities at fair value through profit or loss		4,703,527	200,966	9,403,611	14,308,104
Derivate assets		10,353	1,050	—	11,403
Securities at fair value through other comprehensive income		2,105,239	122,664	—	2,227,903
Securities at amortized cost		6,294,228	—	—	6,294,228
Other assets		2,019	59,980	4,936	66,935

	~~W~~	14,008,081	12,411,988	9,488,713	35,908,782

Liabilities:
Derivate liabilities	~~W~~	582	—	—	582
Other liabilities		2,610	21,421	—	24,031

	~~W~~	3,192	21,421	—	24,613

ii) Exposure to risk relating to its interests in unconsolidated structured entities as of December 31, 2019 and 2020 are as follows:

	2019
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	11,565,871	10,552,232	10,101,346	32,219,449
ABS and ABCP commitments		1,208,707	2,300	868,498	2,079,505
Loan commitments		845,904	855,520	—	1,701,424
Guarantees		139,522	4,000	—	143,522
Others		—	118,969	—	118,969

	~~W~~	13,760,004	11,533,021	10,969,844	36,262,869

	2020
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	14,008,081	12,411,988	9,488,713	35,908,782
ABS and ABCP commitments		932,113	2,300	1,923,035	2,857,448
Loan commitments		618,030	707,860	—	1,325,890
Guarantees		87,293	—	—	87,293
Others		—	123,210	5,887	129,097

	~~W~~	15,645,517	13,245,358	11,417,635	40,308,510